Label	Element	Value
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	$ 25,000
Adjustments to Additional Paid in Capital, Warrant Issued	us-gaap_AdjustmentsToAdditionalPaidInCapitalWarrantIssued	1,020,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	us-gaap_ProfitLoss	(16,134,515)
Retained Earnings [Member]
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	0
Temporary Equity, Accretion to Redemption Value	us-gaap_TemporaryEquityAccretionToRedemptionValue	18,026,953
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	us-gaap_ProfitLoss	(16,134,515)
Additional Paid-in Capital [Member]
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	24,425
Adjustments to Additional Paid in Capital, Warrant Issued	us-gaap_AdjustmentsToAdditionalPaidInCapitalWarrantIssued	1,020,000
Temporary Equity, Accretion to Redemption Value	us-gaap_TemporaryEquityAccretionToRedemptionValue	1,044,500
Stock Redeemed or Called During Period, Value	us-gaap_StockRedeemedOrCalledDuringPeriodValue	75
Class B Common Stock | Common Stock [Member]
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	$ 575
Stock Issued During Period, Shares, New Issues	us-gaap_StockIssuedDuringPeriodSharesNewIssues	5,750,000
Stock Redeemed or Called During Period, Shares	us-gaap_StockRedeemedOrCalledDuringPeriodShares	750,000
Stock Redeemed or Called During Period, Value	us-gaap_StockRedeemedOrCalledDuringPeriodValue	$ (75)
Common Class A [Member] | Common Stock [Member]
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	$ 0
Stock Issued During Period, Shares, New Issues	us-gaap_StockIssuedDuringPeriodSharesNewIssues	0